FINANCE COSTS - Disclosure of detailed information about finance costs (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
FINANCE COSTS.
Interest on bank loans	¥ 3,759	¥ 1,307
Interest on lease liabilities	1,330	1,660
Changes in the carrying amount of put option liabilities		325
Total	¥ 5,089	¥ 3,292